Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of September 30, 2019 and December 31, 2018 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade accounts payable	62,703	109,430
Down payments from clients	6,169	6,289
Liberty (Note 16)	37,119	37,119
Other accounts payable	27,406	39,195
Total	133,397	192,033